Fair Value of Financial Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Fair Value of Financial Instruments (Textual) [Abstract]
Interest expenses due to spread between fixed and floating rates	$ 131.8